Equity Accounted Investees - Movements in Investments Carrying Amount (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Movement in the investments in equity-accounted investees
Balance	€ 219,009	€ 201,345	€ 76,728
Acquisitions	12,222	80,685	136,072
Transfers	500	(16,000)	(29,059)
Share of profit / (losses)	(11,038)	(13,195)	6,933
Share of other comprehensive income / translation differences	9,270	(27,134)	10,671
Losses for Impairment		(6,692)
Collected dividends	(3,058)
Balance	€ 226,905	€ 219,009	€ 201,345